Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Acquired in-process research and development	$ 3,087,832	$ 0
Research and development	3,805,067	1,641,501
General and administrative	3,632,920	930,667
Loss from operations	(10,525,819)	(2,572,168)
Interest expense	(64,240)	(661,224)
Change in fair value of convertible promissory notes	9,317	9,877,857
Other income	123,872	0
Net (loss) income	$ (10,456,870)	$ 6,644,465
Net income (loss) per share - basic (in dollars per share)	$ (3.69)	$ 3.07
Net income (loss) per share - diluted (in dollars per share)	$ (3.69)	$ (3.96)
Weighted average common shares outstanding - basic (in shares)	2,833,674	348,368
Weighted average common shares outstanding - diluted (in shares)	2,833,674	2,054,875